Severance Indemnities and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2011
Severance Indemnities and Pension Plans
Components of Net Periodic Costs of Pension Benefits

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,443	¥41,823	¥39,713	¥7,448	¥945	¥6,414	¥872	¥6,092	¥909
Interest costs on projected benefit obligation	32,926	29,071	33,184	11,301	1,369	10,587	1,226	10,900	1,335
Expected return on plan assets	(68,710)	(49,826)	(56,105)	(16,820)	(1,373)	(15,309)	(936)	(16,220)	(1,086)
Amortization of net actuarial loss	1,653	51,980	15,600	2,133	320	2,682	678	1,386	516
Amortization of prior service cost	(7,373)	(9,801)	(10,576)	77	(78)	39	(67)	51	(61)
Amortization of net obligation at transition	(5)	(1)	—	—	192	—	123	—	115
Loss on settlements and curtailment	4,463	3,037	3,706	—	—	—	—	—	—

Net periodic benefit cost	¥2,397	¥66,283	¥25,522	¥4,139	¥1,375	¥4,413	¥1,896	¥2,209	¥1,728

Schedule of Weighted-Average Assumptions Used In Computing the Present Value of the Projected Benefit Obligations and the Net Periodic Benefit Cost

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.93%	1.66%	2.05%	5.74%	6.01%	5.70%	5.77%	6.10%	6.04%
Discount rates in determining benefit obligation	1.66	2.05	1.91	5.70	5.77	6.10	6.04	5.67	5.36
Rates of increase in future compensation level for determining expense	3.10	3.07	3.06	4.51	—	4.64	—	4.72	—
Rates of increase in future compensation level for determining benefit obligation	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Expected rates of return on plan assets	3.13	3.02	2.98	7.84	8.00	7.50	8.00	7.49	8.00

Schedule of Assumed Health Care Cost Trend Rates and the Effect of a One-Percentage-Point Change in the Assumed Health Care Cost Trend Rate for Foreign Offices and Subsidiaries
UNBC			Other than UNBC
	2010(1)	2011(1)	2010(1)	2011(1)
Initial trend rate	9.38%	9.12%	8.00%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2016

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥266	¥(221)	¥73	¥(57)
Effect on postretirement benefit obligation	2,273	(1,934)	898	(695)

Note:

(1)	Fiscal periods of UNBC and foreign subsidiaries end on December 31. Therefore, above tables present the rates and amounts at December 31, 2009 and 2010, respectively.

Schedule of Changes in Benefit Obligations and Plan Assets and Amount Recognized in the Balance Sheets

	Domestic subsidiaries				Foreign offices and subsidiaries
	2010		2011		2010		2011
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,408,695	¥389,060	¥1,303,012	¥367,501	¥179,523	¥22,990	¥193,008	¥23,552
Service cost	35,593	6,230	34,320	5,393	6,414	872	6,092	909
Interest cost	22,569	6,502	25,608	7,576	10,587	1,226	10,900	1,335
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Acquisitions/ Divestitures	(19,084)	—	(577)	—	—	—	19	—
Amendments	(19)	—	8,242	—	—	—	1	—
Actuarial loss (gain)	(75,323)	(22,251)	26,935	13,353	766	(349)	14,290	1,944
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Lump-sum payment	(17,630)	—	(16,805)	—	(79)	(12)	(194)	(10)
Translation adjustments	—	—	—	—	2,705	179	(22,671)	(2,802)

Benefit obligation at end of fiscal year	1,303,012	367,501	1,328,152	381,457	193,008	23,552	195,080	23,653

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,249,747	407,340	1,436,335	474,487	145,529	11,383	183,445	14,240
Actual return (loss) on plan assets	211,838	73,637	(61,992)	(17,535)	30,292	2,912	23,418	1,679
Employer contributions	33,599	5,550	26,737	6,787	12,452	1,209	11,728	1,168
Acquisitions/ Divestitures	(7,060)	—	13	—	—	—	26	—
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Translation adjustments	—	—	—	—	2,080	90	(22,122)	(1,769)

Fair value of plan assets at end of fiscal year	1,436,335	474,487	1,348,510	451,373	183,445	14,240	190,130	14,043

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥176,107	¥106,986	¥71,972	¥69,916	¥7,732	¥—	¥9,947	¥—
Accrued benefit cost	(42,784)	—	(51,614)	—	(17,295)	(9,312)	(14,897)	(9,610)

Net amount recognized	¥133,323	¥106,986	¥20,358	¥69,916	¥(9,563)	¥(9,312)	¥(4,950)	¥(9,610)

Schedule of Aggregated Accumulated Benefit Obligations

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Aggregated accumulated benefit obligations	¥1,654,197	¥1,685,442	¥176,662	¥181,239

Schedule of Projected Benefit Obligations, Accumulated Benefit Obligations, and Fair Value of Plan Assets for which Accumulated Benefit Obligations in Excess of Plan Assets

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Projected benefit obligations	¥112,287	¥115,835	¥40,061	¥27,588
Accumulated benefit obligations	107,247	110,342	38,926	26,927
Fair value of plan assets	69,503	69,059	23,855	12,750

Schedule of Pension Liability Recognized in Accumulated Other Changes in Equity from Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥336,910	¥493,526	¥55,454	¥6,690	¥54,427	¥6,709
Prior service cost	(62,083)	(43,264)	229	(304)	172	(181)
Net obligation at transition	—	—	—	363	—	245

Gross pension liability adjustments	274,827	450,262	55,683	6,749	54,599	6,773
Taxes	(110,688)	(180,954)	(21,930)	(2,607)	(21,486)	(2,675)

Net pension liability adjustments	¥164,139	¥269,308	¥33,753	¥4,142	¥33,113	¥4,098

Schedule of Changes in Benefit Obligations Recognized in Accumulated Other Changes in Equity from Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(337,425)	¥175,922	¥(14,070)	¥(2,330)	¥7,129	¥1,360
Prior service cost arising during the year	504	8,243	1	—	28	34
Losses (gains) due to amortization:
Net actuarial loss	(51,980)	(15,600)	(2,682)	(678)	(1,386)	(516)
Prior service cost	9,801	10,576	(39)	67	(51)	61
Net obligation at transition	1	—	—	(123)	—	(115)
Curtailment and settlement	(3,037)	(3,706)	—	—	—	—
Foreign currency translation adjustments	—	—	938	148	(6,804)	(800)

Total changes in Accumulated other changes in equity from nonowner sources	¥(382,136)	¥175,435	¥(15,852)	¥(2,916)	¥(1,084)	¥24

Schedule of Expected Amounts that will be Amortized from Accumulated Other Changes in Equity from Nonowner Sources in Next Fiscal Year

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥28,298	¥3,805	¥520
Prior service cost	(10,465)	29	(55)
Net obligation at transition	—	—	82

Total	¥17,833	¥3,834	¥547

Weighted-Average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	24.8%	0.2%	—%
Japanese debt securities	47.7	0.1	—
Non-Japanese equity securities	16.1	60.0	70.0
Non-Japanese debt securities	7.5	30.7	30.0
Real estate	—	8.2	—
Short-term assets	3.9	0.8	—

Total	100.0%	100.0%	100.0%

Schedule of Estimated Contributions to Plan Assets in Next Fiscal Year

For the pension benefits of domestic subsidiaries	¥51.8	billion
For the pension benefits of foreign offices and subsidiaries	2.3	billion
For the other benefits of foreign offices and subsidiaries	1.2	billion

Schedule of Estimated Future Benefit Payments

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2012	¥80,436	¥6,505	¥1,350
2013	80,245	7,082	1,444
2014	82,658	7,664	1,557
2015	84,609	8,252	1,656
2016	86,396	9,094	1,764
Thereafter (2017-2021)	442,027	59,054	10,308

Schedule of Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments

Pension benefits and SIP Investments:

At March 31, 2010	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥105,424	¥—	¥—	¥105,424	¥—	¥—	¥—	¥—
Non-Japanese government bonds	30,787	2,217	—	33,004	3,793	—	—	3,793
Other debt securities(1)	2,675	51,562	2,813	57,050	—	14,849	—	14,849
Japanese marketable equity securities(2)	700,991	1,372	—	702,363	—	—	—	—
Non-Japanese marketable equity securities	34,265	1,262	—	35,527	13,284	—	—	13,284
Japanese pooled funds:
Japanese marketable equity securities(2)	—	119,103	—	119,103	—	—	—	—
Japanese debt securities(1)	—	243,673	—	243,673	—	—	—	—
Non-Japanese marketable equity securities	—	146,050	—	146,050	—	—	—	—
Non-Japanese debt securities	—	96,557	6,209	102,766	—	—	—	—
Other	—	11,958	2,501	14,459	—	—	—	—

Total pooled funds	—	617,341	8,710	626,051	—	—	—	—

Other investment funds	—	77,682	26,934	104,616	67,284	77,368	5,085	149,737	(4)
Japanese general account of life insurance companies(3)	—	153,644	—	153,644	—	—	—	—
Other investments	1,584	91,559	—	93,143	451	768	563	1,782

Total	¥875,726	¥996,639	¥38,457	¥1,910,822	¥84,812	¥92,985	¥5,648	¥183,445

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of yen1,331 million (0.07% of plan assets) and yen1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of yen7,169 million (0.38% of plan assets) and yen5,522 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.18% (from April 1, 2009 to March 31, 2010) and 1.24% (from April 1, 2010 to March 31, 2011).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of yen62,688 million of mutual funds and yen31,003 million of common collective funds, and of yen79,520 million of mutual funds and yen19,829 million of common collective funds, which were held by UNBC at December 31, 2009 and 2010, respectively.

Schedule of Fair Value of each Major Category of Plan Assets for Other Post Retirement Plan Investments

Foreign offices and subsidiaries
	March 31, 2010				March 31, 2011
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,897	¥6,343	¥—	¥14,240	¥7,980	¥6,063	¥—	¥14,043

Schedule of Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level3)

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other debt securities	¥5,348	¥387	¥107	¥(3,270)	¥303	¥(62)	¥2,813
Non-Japanese marketable equity securities	7	—	—	(7)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,081	—	1,128	—	—	—	6,209
Other	2,503	—	(2)	—	—	—	2,501

Total pooled funds	7,584	—	1,126	—	—	—	8,710

Other investment funds	17,848	(100)	2,885	6,301	—	—	26,934

Total	¥30,787	¥287	¥4,118	¥3,024	¥303	¥(62)	¥38,457

	Foreign offices and subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other investment funds	¥7,481	¥—	¥(2,501)	¥105	¥—	¥—	¥5,085
Other investments	400	—	27	136	—	—	563

Total	¥7,881	¥—	¥(2,474)	¥241	¥—	¥—	¥5,648

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338